UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 2.4%
Aptiv PLC	365,000	$35,795,550
Delphi Technologies PLC	450,000	20,326,500

Total Auto Components		56,122,050

Diversified Consumer Services - 1.9%
Service Corporation International	1,117,451	43,971,697

Household Durables - 1.3%
Mohawk Industries Inc.	160,000	30,137,600	*

Internet & Direct Marketing Retail - 1.8%
Expedia Group Inc.	320,000	42,828,800

Leisure Products - 1.8%
Hasbro Inc.	420,280	41,864,091

Media - 2.0%
Live Nation Entertainment Inc.	960,000	47,308,800	*

Specialty Retail - 3.0%
Foot Locker Inc.	530,000	25,869,300
Ross Stores Inc.	489,503	42,797,247

Total Specialty Retail		68,666,547

TOTAL CONSUMER DISCRETIONARY		330,899,585

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 3.2%
Casey’s General Stores Inc.	345,000	37,736,100
US Foods Holding Corp.	1,080,862	36,543,944	*

TOTAL CONSUMER STAPLES		74,280,044

ENERGY - 2.8%
Energy Equipment & Services - 1.8%
Apergy Corp.	140,100	5,744,100	*
Core Laboratories NV	316,446	35,479,925

Total Energy Equipment & Services		41,224,025

Oil, Gas & Consumable Fuels - 1.0%
Newfield Exploration Co.	793,093	22,777,631	*

TOTAL ENERGY		64,001,656

FINANCIALS - 15.4%
Banks - 4.8%
First Republic Bank	445,000	43,992,700
Sterling Bancorp	1,200,000	26,640,000
Western Alliance Bancorp	710,000	40,271,200	*

Total Banks		110,903,900

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - 3.5%
Affiliated Managers Group Inc.	222,501	$35,602,385
Lazard Ltd., Class A Shares	845,000	45,883,500

Total Capital Markets		81,485,885

Insurance - 4.8%
Arch Capital Group Ltd.	1,266,774	38,712,613	*
Hartford Financial Services Group Inc.	535,000	28,194,500
Progressive Corp.	750,000	45,007,500

Total Insurance		111,914,613

Mortgage Real Estate Investment Trusts (REITs) - 2.3%
Starwood Property Trust Inc.	2,325,000	53,103,000

TOTAL FINANCIALS		357,407,398

HEALTH CARE - 13.3%
Biotechnology - 3.8%
Alexion Pharmaceuticals Inc.	308,000	40,951,680	*
BioMarin Pharmaceutical Inc.	485,000	48,771,600	*

Total Biotechnology		89,723,280

Health Care Equipment & Supplies - 2.5%
Dentsply Sirona Inc.	650,000	31,271,500
Varian Medical Systems Inc.	237,335	27,400,326	*

Total Health Care Equipment & Supplies		58,671,826

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	465,000	38,050,950
Premier Inc., Class A Shares	950,000	35,530,000	*

Total Health Care Providers & Services		73,580,950

Life Sciences Tools & Services - 3.8%
Bio-Rad Laboratories Inc., Class A Shares	115,000	35,264,750	*
ICON PLC	210,000	29,223,600	*
Syneos Health Inc.	470,000	23,159,250	*

Total Life Sciences Tools & Services		87,647,600

TOTAL HEALTH CARE		309,623,656

INDUSTRIALS - 17.6%
Aerospace & Defense - 4.5%
Harris Corp.	270,000	44,536,500
L3 Technologies Inc.	117,000	25,089,480
Teledyne Technologies Inc.	162,000	35,546,040	*

Total Aerospace & Defense		105,172,020

Airlines - 1.6%
Alaska Air Group Inc.	586,000	36,818,380

Building Products - 1.1%
Masonite International Corp.	380,000	25,935,000	*

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Electrical Equipment - 4.3%
Acuity Brands Inc.	173,057	$24,060,115
AMETEK Inc.	515,000	40,067,000
Rockwell Automation Inc.	183,000	34,323,480

Total Electrical Equipment		98,450,595

Machinery - 3.6%
Ingersoll-Rand PLC	450,000	44,329,500
WABCO Holdings Inc.	314,000	39,463,520	*

Total Machinery		83,793,020

Road & Rail - 1.1%
Old Dominion Freight Line Inc.	165,000	24,222,000

Trading Companies & Distributors - 1.4%
Air Lease Corp.	760,000	33,409,600

TOTAL INDUSTRIALS		407,800,615

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.6%
Palo Alto Networks Inc.	192,834	38,231,269	*

Electronic Equipment, Instruments & Components - 3.2%
CDW Corp.	550,000	46,249,500
IPG Photonics Corp.	165,000	27,066,600	*

Total Electronic Equipment, Instruments & Components		73,316,100

IT Services - 3.4%
Alliance Data Systems Corp.	160,000	35,980,800
Amdocs Ltd.	638,826	43,171,861

Total IT Services		79,152,661

Semiconductors & Semiconductor Equipment - 2.9%
Lam Research Corp.	123,000	23,448,720
Xilinx Inc.	600,000	43,242,000

Total Semiconductors & Semiconductor Equipment		66,690,720

Software - 4.3%
Aspen Technology Inc.	475,000	45,500,250	*
Autodesk Inc.	255,000	32,752,200	*
Splunk Inc.	234,000	22,487,400	*

Total Software		100,739,850

Technology Hardware, Storage & Peripherals - 1.2%
Electronics For Imaging Inc.	835,000	28,490,200	*

TOTAL INFORMATION TECHNOLOGY		386,620,800

MATERIALS - 4.0%
Chemicals - 1.5%
Methanex Corp.	500,000	34,550,000

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Containers & Packaging - 2.5%
Ardagh Group SA		1,100,000	$17,457,000
Berry Global Group Inc.		825,000	40,301,250	*

Total Containers & Packaging			57,758,250

TOTAL MATERIALS			92,308,250

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities Inc.		387,647	49,401,734
Liberty Property Trust		632,892	27,125,751
Vornado Realty Trust		510,000	36,679,200

Total Equity Real Estate Investment Trusts (REITs)			113,206,685

Real Estate Management & Development - 1.6%
Jones Lang LaSalle Inc.		215,000	36,767,150

TOTAL REAL ESTATE			149,973,835

UTILITIES - 4.2%
Electric Utilities - 1.6%
Eversource Energy		630,000	38,253,600

Multi-Utilities - 2.6%
Ameren Corp.		606,192	37,620,276
DTE Energy Co.		205,000	22,250,700

Total Multi-Utilities			59,870,976

TOTAL UTILITIES			98,124,576

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,696,345,113)			2,271,040,415

	RATE
SHORT-TERM INVESTMENTS - 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $65,106,677)	1.741%	65,106,677	65,106,677

TOTAL INVESTMENTS - 100.6% (Cost - $1,761,451,790)			2,336,147,092
Liabilities in Excess of Other Assets - (0.6)%			(15,043,206)

TOTAL NET ASSETS - 100.0%			$2,321,103,886

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,271,040,415	—	—	$2,271,040,415
Short-Term Investments†	65,106,677	—	—	65,106,677

Total Investments	$2,336,147,092	—	—	$2,336,147,092

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018